UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2010

Date of reporting period: June 30, 2010

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS VARIABLE ACCOUNT FUND, INC.	Table of Contents

Management’s Discussion of Fund Performance:
Davis Value Portfolio	2
Davis Financial Portfolio	4
Davis Real Estate Portfolio	6

Fund Overview:
Davis Value Portfolio	8
Davis Financial Portfolio	9
Davis Real Estate Portfolio	10

Expense Example	11

Schedule of Investments:
Davis Value Portfolio	12
Davis Financial Portfolio	17
Davis Real Estate Portfolio	19

Statements of Assets and Liabilities	22

Statements of Operations	23

Statements of Changes in Net Assets	24

Notes to Financial Statements	26

Financial Highlights:
Davis Value Portfolio	32
Davis Financial Portfolio	33
Davis Real Estate Portfolio	34

Director Approval of Advisory Agreements	35

Fund Information	38

Directors and Officers	39

This Semi-Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Variable Account Fund, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO

Performance Overview

Davis Value Portfolio delivered a negative return on net asset value of 7.16% for the six-month period ended June 30, 2010. Over the same time period, the Standard & Poor’s 500® Index (“Index”) declined 6.65%. Every sector1 within the Index delivered negative returns over the period. The sectors within the Index that turned in the strongest (but still negative) performance over the six-month period were industrials, consumer discretionary, and consumer staples. The sectors within the Index that turned in the weakest performance over the six-month period were materials, energy, and information technology.

Factors Impacting the Portfolio’s Performance

The Portfolio had more invested in financials than any other sector over the six-month period. Financial companies were the most important contributor2 relative to the Index. The Portfolio’s financial companies out-performed the corresponding sector within the Index (down 2% versus down 4% for the Index) and had a higher relative average weighting (29% versus 16% for the Index). Berkshire Hathaway3, Progressive, and Hang Lung Group were among the most important contributors to performance. Bank of New York Mellon and Julius Baer Group were among the most important detractors from performance.

Energy companies were the most important detractors from performance. The Portfolio’s energy companies out-performed the corresponding sector within the Index (down 10% versus down 12% for the Index), but had a higher relative average weighting (16% versus 11% for the Index) in this weaker performing sector. EOG Resources was among the most important contributors to performance. Devon Energy, Transocean, and China Coal Energy were among the most important detractors from performance.

Information technology companies were the second most important detractors from performance. The Portfolio’s information technology companies under-performed the corresponding sector within the Index (down 16% versus down 10% for the Index) and had a lower relative average weighting (7% versus 19% for the Index). Microsoft and Google were among the most important detractors from performance.

The Portfolio’s consumer discretionary companies were significant detractors from performance relative to the Index. The Portfolio’s consumer discretionary companies under-performed the corresponding sector within the Index (down 11% versus down 2% for the Index) and had a lower relative average weighting (7% versus 10% for the Index) in this stronger performing sector.

Other important contributors to performance included Express Scripts and Hershey.  Other important detractors from performance included Pfizer and Costco Wholesale.

The Portfolio ended the six-month period with approximately 15% of its net assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the Portfolio.

Davis Value Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio’s principal risks are: market risk, company risk, financial services risk, foreign country risk, small- and medium-capitalization risk, fees and expenses risk, and headline risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2000

Average Annual Total Return for periods ended June 30, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	15.34%	(1.13)%	0.67%	1.47%	0.62%	0.62%
Standard & Poor’s 500® Index	14.43%	(0.79)%	(1.59)%	(0.87)%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO

Performance Overview

Davis Financial Portfolio delivered a negative return on net asset value of 7.01% for the six-month period ended June 30, 2010.  Over the same time period, the Standard & Poor’s 500® Index (“Index”) declined 6.65%. The Index’s banking and insurance industry groups1 turned in positive performances, while the diversified financials industry group turned in a negative performance.

Factors Impacting the Portfolio’s Performance

The Portfolio’s financial sector holdings under-performed the corresponding sector within the Index (down 6% versus down 4% for the Index).  The Portfolio had a limited amount of assets invested in other sectors. These non-financial holdings, mostly in energy and industrials, overall detracted2 from performance.

The Portfolio’s diversified financial companies were the largest detractors from performance. The Portfolio’s diversified financial companies out-performed the corresponding industry group within the Index (down 8% versus down 10% for the Index). Brookfield Asset Management3, First Marblehead, Oaktree, and JPMorgan Chase were among the most important contributors to performance. Moody’s, Visa, Goldman Sachs, Julius Baer Group, and Bank of New York Mellon were among the most important detractors from performance. The Portfolio no longer owns JPMorgan Chase.

The Portfolio’s insurance companies were the second largest detractors from performance. The Portfolio’s insurance companies under-performed the corresponding industry group within the Index (down 6% versus up 2% for the Index).  Progressive, ACE, and FPIC Insurance Group were the most important contributors to performance. Transatlantic Holdings, Loews, and Everest Re Group were among the most important detractors from performance. The Portfolio no longer owns FPIC Insurance Group.

The Portfolio’s banking companies under-performed the corresponding industry group within the Index (down 1% versus up 3% for the Index).  State Bank of India was among the most important contributors to performance.

The Portfolio ended the six-month period with approximately 27% of its net assets invested in foreign companies. As a whole these companies out-performed the domestic companies held by the Portfolio.

Davis Financial Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective.  Davis Financial Portfolio’s principal risks are: market risk, company risk, concentrated financial services portfolio risk, foreign country risk, small- and medium-capitalization risk, fees and expenses risk, focused portfolio risk, and headline risk.  See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2000

Average Annual Total Return for periods ended June 30, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	16.40%	(2.68)%	1.15%	1.06%	0.68%	0.68%
Standard & Poor’s 500® Index	14.43%	(0.79)%	(1.59)%	(0.87)%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns.  This settlement had a material impact on the investment performance of the Portfolio in 2009.  This was a one-time event that is unlikely to be repeated.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 4.03% for the six-month period ended June 30, 2010. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 5.40%. Industrial REITs was the only sub-industry1 within the Index to deliver a negative return, while specialized REITs, residential REITs, and real estate operating companies turned in the strongest performances.

Factors Impacting the Portfolio’s Performance

Residential REITs were the most important contributors2 to the Portfolio’s performance, but the most important detractors from performance relative to the Index. The Portfolio’s residential REITs under-performed the corresponding sub-industry within the Index (up 10% versus up 15% for the Index) and had a lower relative average weighting (11% versus 16% for the Index). Essex Property Trust3 and AvalonBay were among the most important contributors to performance. UDR was among the most important detractors from performance. The Portfolio no longer owns AvalonBay.

Specialized REITs were the second most important contributors to performance. The Portfolio’s specialized REITs out-performed the corresponding sub-industry within the Index (up 10% versus up 7% for the Index) and had a lower relative average weighting (11% versus 26% for the Index). Host Hotels & Resorts, Ventas, Cogdell Spencer, and Entertainment Properties were among the most important contributors to performance. The Portfolio no longer owns Host Hotels & Resorts.

The Portfolio had more invested in office REITs than in any other sub-industry and they were the third most important contributors to performance. The Portfolio’s office REITs out-performed the corresponding sector within the Index (up 6% versus up 3% for the Index) and had a higher relative average weighting (29% versus 17% for the Index). Digital Realty and Boston Properties were among the most important contributors to performance. Highwoods Properties and Alexandria Real Estate were among the most important detractors from performance.

Forest City Enterprises was the single most important detractor from the Portfolio’s performance. The Portfolio’s large investment in Forest City Enterprises (approximately 5%) together with its poor investment performance (down 4%) accounted for the majority of the Portfolio’s under-performance relative to the Index.

Industrial REITs were also important detractors from performance. The Portfolio’s industrial REITs out-performed the corresponding sub-industry within the Index (down 8% versus down 14% for the Index) and had approximately the same average weighting (both approximately 5%). DCT Industrial Trust and ProLogis were among the most important detractors from performance. The Portfolio no longer owns ProLogis.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income.  There can be no assurance that the Portfolio will achieve its objective.  Davis Real Estate Portfolio’s principal risks are: market risk, company risk, concentrated real estate services portfolio risk, focused portfolio risk, foreign country risk, small- and medium-capitalization risk, fees and expenses risk, and headline risk.  See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies.  Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1 The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index over 10 years for an investment made on June 30, 2000

Average Annual Total Return for periods ended June 30, 2010

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	45.66%	(2.11)%	7.63%	6.96%	0.84%	0.84%
Standard & Poor’s 500® Index	14.43%	(0.79)%	(1.59)%	(0.87)%
Wilshire U.S. Real Estate Securities Index	56.07%	(0.47)%	9.49%	9.03%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses.  Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS VALUE PORTFOLIO	June 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	74.70%	Energy	17.19%	10.75%
Common Stock (Foreign)	15.25%	Diversified Financials	12.19%	7.74%
Corporate Bonds	0.55%	Insurance	11.58%	3.98%
Convertible Bonds (Foreign)	0.16%	Health Care	11.02%	12.09%
Convertible Bonds (U.S.)	0.09%	Food & Staples Retailing	8.05%	2.53%
Short Term Investments	3.90%	Information Technology	6.55%	18.76%
Other Assets & Liabilities	5.35%	Food, Beverage & Tobacco	6.19%	6.18%
	100.00%	Materials	6.12%	3.44%
		Banks	4.81%	3.20%
		Commercial & Professional Services	2.62%	0.64%
		Retailing	2.55%	3.46%
		Transportation	2.44%	1.93%
		Media	2.31%	3.14%
		Household & Personal Products	1.94%	2.82%
		Automobiles & Components	1.75%	0.64%
		Other	1.47%	10.94%
		Capital Goods	1.22%	7.76%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Occidental Petroleum Corp.	Energy	4.63%
Costco Wholesale Corp.	Food & Staples Retailing	4.41%
Wells Fargo & Co.	Commercial Banks	4.37%
American Express Co.	Consumer Finance	4.23%
EOG Resources, Inc.	Energy	3.97%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.73%
Devon Energy Corp.	Energy	2.97%
CVS Caremark Corp.	Food & Staples Retailing	2.90%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	2.87%
Loews Corp.	Multi-line Insurance	2.63%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS FINANCIAL PORTFOLIO	June 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	72.31%	Diversified Financials	43.35%	7.74%
Common Stock (Foreign)	27.16%	Insurance	33.34%	3.98%
Short Term Investments	0.51%	Banks	14.90%	3.20%
Other Assets & Liabilities	0.02%	Energy	5.67%	10.75%
	100.00%	Commercial & Professional Services	2.74%	0.64%
		Information Technology	–	18.76%
		Health Care	–	12.09%
		Capital Goods	–	7.76%
		Food, Beverage & Tobacco	–	6.18%
		Other	–	28.90%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

American Express Co.	Consumer Finance	10.15%
Transatlantic Holdings, Inc.	Reinsurance	9.16%
State Bank of India Ltd., GDR	Commercial Banks	6.87%
Loews Corp.	Multi-line Insurance	6.72%
Wells Fargo & Co.	Commercial Banks	6.17%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	5.89%
Canadian Natural Resources Ltd.	Energy	5.64%
Markel Corp.	Property & Casualty Insurance	5.17%
Bank of New York Mellon Corp.	Capital Markets	4.90%
Progressive Corp.	Property & Casualty Insurance	3.92%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS REAL ESTATE PORTFOLIO	June 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Wilshire U.S. Real Estate Securities Index
Common Stock	83.66%
Preferred Stock	8.73%		Fund
Convertible Bonds	2.89%	Office REITs	39.23%	16.63%
Short Term Investments	4.54%	Retail REITs	13.30%	23.89%
Other Assets & Liabilities	0.18%	Residential REITs	11.66%	17.01%
	100.00%	Specialized REITs	8.92%	25.71%
		Telecommunication Services	7.95%	–
		Real Estate Operating Companies	5.58%	2.06%
		Diversified REITs	5.56%	8.61%
		Industrial REITs	4.92%	5.42%
		Other	2.88%	0.67%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Corporate Office Properties Trust	Office REITs	5.63%
Digital Realty Trust, Inc.	Office REITs	5.44%
American Campus Communities, Inc.	Residential REITs	5.29%
Alexandria Real Estate Equities, Inc.	Office REITs	5.01%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	4.95%
Essex Property Trust, Inc.	Residential REITs	4.10%
Federal Realty Investment Trust	Retail REITs	3.72%
Douglas Emmett, Inc.	Office REITs	3.66%
Vornado Realty Trust	Diversified REITs	3.59%
DCT Industrial Trust Inc.	Industrial REITs	3.55%

DAVIS VARIABLE ACCOUNT FUND, INC.	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended June 30, 2010. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Funds. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/10)	Ending Account Value (06/30/10)	Expenses Paid During Period* (01/01/10-06/30/10)
Davis Value Portfolio
(annualized expense ratio 0.62%**)
Actual	$1,000.00	$928.37	$2.96
Hypothetical	$1,000.00	$1,021.72	$3.11

Davis Financial Portfolio
(annualized expense ratio 0.68%**)
Actual	$1,000.00	$929.86	$3.25
Hypothetical	$1,000.00	$1,021.42	$3.41

Davis Real Estate Portfolio
(annualized expense ratio 0.84%**)
Actual	$1,000.00	$1,040.26	$4.25
Hypothetical	$1,000.00	$1,020.63	$4.21

Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (89.95%)
CONSUMER DISCRETIONARY – (5.63%)
Automobiles & Components – (1.04%)
225,000	Harley-Davidson, Inc.	$5,001,750

Consumer Durables & Apparel – (0.15%)
20,299	Hunter Douglas NV (Netherlands)	741,388

Consumer Services – (0.02%)
6,963	H&R Block, Inc.	109,249

Media – (2.10%)
117,070	Grupo Televisa S.A., ADR (Mexico)	2,038,189
8,506	Liberty Media - Starz, Series A *	440,441
296,325	News Corp., Class A	3,545,528
130,600	Walt Disney Co.	4,113,900

		10,138,058

Retailing – (2.32%)
3,260	Amazon.com, Inc. *	356,318
167,915	Bed Bath & Beyond Inc. *	6,225,449
175,000	CarMax, Inc. *	3,482,500
107,765	Liberty Media Corp. - Interactive, Series A *	1,132,071

		11,196,338

	Total Consumer Discretionary	27,186,783

CONSUMER STAPLES – (14.69%)
Food & Staples Retailing – (7.31%)
388,390	Costco Wholesale Corp.	21,293,482
477,398	CVS Caremark Corp.	13,997,309

		35,290,791

Food, Beverage & Tobacco – (5.62%)
111,940	Coca-Cola Co.	5,610,433
99,233	Diageo PLC, ADR (United Kingdom)	6,225,878
141,621	Heineken Holding NV (Netherlands)	5,173,724
33,060	Hershey Co.	1,584,566
39,065	Mead Johnson Nutrition Co.	1,957,938
15,100	Nestle S.A. (Switzerland)	728,104
92,290	Philip Morris International Inc.	4,230,574
60,000	Unilever NV, NY Shares (Netherlands)	1,639,200

		27,150,417

Household & Personal Products – (1.76%)
31,800	Natura Cosmeticos S.A. (Brazil)	704,709
130,040	Procter & Gamble Co.	7,799,799

		8,504,508

	Total Consumer Staples	70,945,716

ENERGY – (15.60%)
324,800	Canadian Natural Resources Ltd. (Canada)	10,793,104
2,659,900	China Coal Energy Co. - H (China)	3,309,571
2,632	ConocoPhillips	129,205
235,230	Devon Energy Corp.	14,330,212
194,830	EOG Resources, Inc.	19,165,427
289,560	Occidental Petroleum Corp.	22,339,554
290,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	2,686,316

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
4,100	Schlumberger Ltd.	$226,894
51,504	Transocean Ltd. *	2,386,180

	Total Energy	75,366,463

FINANCIALS – (26.63%)
Banks – (4.37%)
	Commercial Banks – (4.37%)
823,824	Wells Fargo & Co.	21,089,894

Diversified Financials – (11.06%)
	Capital Markets – (5.85%)
90,220	Ameriprise Financial, Inc.	3,259,649
454,000	Bank of New York Mellon Corp.	11,209,260
116,400	Brookfield Asset Management Inc., Class A (Canada)	2,632,968
221,460	GAM Holding Ltd. (Switzerland)*	2,393,212
18,660	Goldman Sachs Group, Inc.	2,449,498
221,460	Julius Baer Group Ltd. (Switzerland)	6,314,397

		28,258,984

	Consumer Finance – (4.23%)
515,119	American Express Co.	20,450,225

	Diversified Financial Services – (0.98%)
14,068	JPMorgan Chase & Co.	515,029
148,230	Moody's Corp.	2,952,742
17,900	Visa Inc., Class A	1,266,425

		4,734,196

		53,443,405

Insurance – (10.51%)
	Multi-line Insurance – (3.21%)
5,130	Fairfax Financial Holdings Ltd. (Canada)	1,889,584
2,490	Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	911,936
381,190	Loews Corp.	12,697,439

		15,498,959

	Property & Casualty Insurance – (6.30%)
150	Berkshire Hathaway Inc., Class A *	18,000,000
1,390	Markel Corp. *	472,600
638,720	Progressive Corp. (Ohio)	11,956,838

		30,429,438

	Reinsurance – (1.00%)
100,907	Transatlantic Holdings, Inc.	4,839,500

		50,767,897

Real Estate – (0.69%)
623,000	Hang Lung Group Ltd. (Hong Kong)	3,317,761

	Total Financials	128,618,957

HEALTH CARE – (10.00%)
Health Care Equipment & Services – (3.08%)
57,900	Baxter International Inc.	2,353,056
63,800	Becton, Dickinson and Co.	4,314,156
7,350	Cardinal Health, Inc.	247,034
17,950	CareFusion Corp. *	407,465

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
160,960	Express Scripts, Inc. *	$7,569,144

		14,890,855

Pharmaceuticals, Biotechnology & Life Sciences – (6.92%)
197,680	Johnson & Johnson	11,674,981
395,855	Merck & Co., Inc.	13,843,049
553,600	Pfizer Inc.	7,894,336

		33,412,366

	Total Health Care	48,303,221

INDUSTRIALS – (5.69%)
Capital Goods – (1.10%)
111,180	ABB Ltd., ADR (Switzerland)	1,921,190
96,934	Tyco International Ltd.	3,414,985

		5,336,175

Commercial & Professional Services – (2.38%)
53,500	D&B Corp.	3,590,920
350,897	Iron Mountain Inc.	7,881,147

		11,472,067

Transportation – (2.21%)
1,482,352	China Merchants Holdings International Co., Ltd. (China)	4,874,758
1,097,000	China Shipping Development Co. Ltd. - H (China)	1,383,925
466,804	Cosco Pacific Ltd. (China)	553,296
26,355	Kuehne & Nagel International AG (Switzerland)	2,712,951
63,000	LLX Logistica S.A. (Brazil)*	256,886
15,710	United Parcel Service, Inc., Class B	893,742

		10,675,558

	Total Industrials	27,483,800

INFORMATION TECHNOLOGY – (5.95%)
Semiconductors & Semiconductor Equipment – (1.49%)
307,500	Texas Instruments Inc.	7,158,600

Software & Services – (2.19%)
210,600	Activision Blizzard, Inc.	2,210,247
8,500	Google Inc., Class A *	3,781,650
199,410	Microsoft Corp.	4,587,427

		10,579,324

Technology Hardware & Equipment – (2.27%)
139,550	Agilent Technologies, Inc. *	3,967,406
161,870	Hewlett-Packard Co.	7,005,734

		10,973,140

	Total Information Technology	28,711,064

MATERIALS – (5.39%)
81,830	BHP Billiton PLC (United Kingdom)	2,121,733
42,380	Martin Marietta Materials, Inc.	3,594,248
36,900	Monsanto Co.	1,705,518
11,354	Potash Corp. of Saskatchewan Inc. (Canada)	979,169
10,800	Praxair, Inc.	820,692
41,205	Rio Tinto PLC (United Kingdom)	1,809,493
503,895	Sealed Air Corp.	9,936,809

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2010 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
256,750	Sino-Forest Corp. (Canada)*	$3,649,079
8,900	Sino-Forest Corp., 144A (Canada)*(a)(b)	126,492
29,790	Vulcan Materials Co.	1,305,696

	Total Materials	26,048,929

TELECOMMUNICATION SERVICES – (0.37%)
37,700	America Movil SAB de C.V., Series L, ADR (Mexico)	1,790,750

	Total Telecommunication Services	1,790,750

	TOTAL COMMON STOCK – (Identified cost $344,964,079)	434,455,683

CONVERTIBLE BONDS – (0.25%)
MATERIALS – (0.16%)
$736,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (c)	754,860

	Total Materials	754,860

TELECOMMUNICATION SERVICES – (0.09%)
400,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (c)	453,000

	Total Telecommunication Services	453,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $1,136,000)	1,207,860

CORPORATE BONDS – (0.55%)
CONSUMER DISCRETIONARY – (0.55%)
Automobiles & Components – (0.55%)
2,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (c)	2,651,690

	TOTAL CORPORATE BONDS – (Identified cost $2,000,000)	2,651,690

SHORT TERM INVESTMENTS – (3.90%)
3,323,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $3,323,003
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $3,389,460)	3,323,000
4,848,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $4,848,001
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $4,944,960)	4,848,000
10,632,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $10,632,041
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $10,844,640)	10,632,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $18,803,000)	18,803,000

	Total Investments – (94.65%) – (Identified cost $366,903,079) – (d)	457,118,233
	Other Assets Less Liabilities – (5.35%)	25,863,305

	Net Assets – (100.00%)	$482,981,538

ADR: American Depositary Receipt
*	Non-Income producing security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2010 (Unaudited)

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $1,038,428 or 0.22% of the Fund's net assets as of June 30, 2010.

(b)	Restricted Security – See Note 7 of the Notes to Financial Statements.
(c)	Illiquid Security – See Note 7 of the Notes to Financial Statements.
(d)	Aggregate cost for federal income tax purposes is $368,524,063. At June 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$104,121,499
	Unrealized depreciation	(15,527,329)

	Net unrealized appreciation	$88,594,170

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (99.47%)
ENERGY – (5.64%)
125,000	Canadian Natural Resources Ltd. (Canada)	$4,153,750

	Total Energy	4,153,750

FINANCIALS – (91.10%)
Banks – (14.82%)
	Commercial Banks – (14.82%)
20,000	Banco Santander Brasil S.A., ADS (Brazil)	206,600
21,600	ICICI Bank Ltd., ADR (India)	780,624
50,948	State Bank of India Ltd., GDR (India)	5,060,851
14,500	U.S. Bancorp	324,075
177,500	Wells Fargo & Co.	4,544,000

		10,916,150

Diversified Financials – (43.12%)
	Capital Markets – (19.28%)
41,860	Ameriprise Financial, Inc.	1,512,402
146,200	Bank of New York Mellon Corp.	3,609,678
100,300	Brookfield Asset Management Inc., Class A (Canada)	2,268,786
20,100	Charles Schwab Corp.	285,018
93,910	GAM Holding Ltd. (Switzerland)*	1,014,840
19,520	Goldman Sachs Group, Inc.	2,562,390
93,910	Julius Baer Group Ltd. (Switzerland)	2,677,617
6,060	T. Rowe Price Group Inc.	269,034

		14,199,765

	Consumer Finance – (10.77%)
188,300	American Express Co.	7,475,510
194,994	First Marblehead Corp. *	458,236

		7,933,746

	Diversified Financial Services – (13.07%)
14,486	Bank of America Corp.	208,164
69,500	Cielo S.A. (Brazil)	585,263
122,000	Moody's Corp.	2,430,240
126,700	Oaktree Capital Group LLC, Class A (a)	4,339,475
62,000	RHJ International (Belgium)*	459,274
22,600	Visa Inc., Class A	1,598,950

		9,621,366

		31,754,877

Insurance – (33.16%)
	Life & Health Insurance – (3.79%)
42,833	China Life Insurance Co., Ltd., ADR (China)	2,792,712

	Multi-line Insurance – (6.72%)
148,600	Loews Corp.	4,949,866

	Property & Casualty Insurance – (10.81%)
24,600	ACE Ltd.	1,266,408
11,200	Markel Corp. *	3,808,000
154,100	Progressive Corp. (Ohio)	2,884,752

		7,959,160

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	June 30, 2010 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (11.84%)
27,900	Everest Re Group, Ltd.	$1,973,088
140,737	Transatlantic Holdings, Inc.	6,749,746

		8,722,834

		24,424,572

	Total Financials	67,095,599

INDUSTRIALS – (2.73%)
Commercial & Professional Services – (2.73%)
29,900	D&B Corp.	2,006,888

	Total Industrials	2,006,888

	TOTAL COMMON STOCK – (Identified cost $64,591,482)	73,256,237

SHORT TERM INVESTMENTS – (0.51%)
$67,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $67,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $68,340)	67,000
97,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $97,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $98,940)	97,000
214,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $214,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $218,280)	214,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $378,000)	378,000

	Total Investments – (99.98%) – (Identified cost $64,969,482) – (b)	73,634,237
	Other Assets Less Liabilities – (0.02%)	15,530

	Net Assets – (100.00%)	$73,649,767

ADR: American Depositary Receipt
ADS: American Depositary Share
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 7 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $65,123,027. At June 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$15,419,557
	Unrealized depreciation	(6,908,347)

	Net unrealized appreciation	$8,511,210

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (83.66%)
FINANCIALS – (73.35%)
Real Estate – (73.35%)
Real Estate Investment Trusts (REITs) – (68.40%)
	Diversified REITs – (5.30%)
59,914	Cousins Properties, Inc.	$403,821
11,570	Vornado Realty Trust	844,031

		1,247,852

	Industrial REITs – (3.55%)
184,900	DCT Industrial Trust Inc.	835,748

	Office REITs – (28.41%)
18,600	Alexandria Real Estate Equities, Inc.	1,178,682
10,900	Boston Properties, Inc.	777,606
35,090	Corporate Office Properties Trust	1,324,998
22,200	Digital Realty Trust, Inc.	1,280,496
60,500	Douglas Emmett, Inc.	860,310
33,200	DuPont Fabros Technology Inc.	815,392
16,200	Highwoods Properties, Inc.	449,712

		6,687,196

	Residential REITs – (10.71%)
45,600	American Campus Communities, Inc.	1,244,424
9,890	Essex Property Trust, Inc.	964,671
16,300	UDR, Inc.	311,819

		2,520,914

	Retail REITs – (11.93%)
21,460	CBL & Associates Properties, Inc.	266,962
12,450	Federal Realty Investment Trust	874,862
23,600	Regency Centers Corp.	811,840
6,292	Simon Property Group, Inc.	508,079
9,160	Taubman Centers, Inc.	344,691

		2,806,434

	Specialized REITs – (8.50%)
60,583	Cogdell Spencer, Inc.	409,541
13,400	Entertainment Properties Trust	510,138
16,400	LaSalle Hotel Properties	337,348
15,820	Ventas, Inc.	742,749

		1,999,776

		16,097,920

Real Estate Management & Development – (4.95%)
	Real Estate Operating Companies – (4.95%)
102,980	Forest City Enterprises, Inc., Class A *	1,165,734

		17,263,654

	Total Financials	17,263,654

INDUSTRIALS – (2.74%)
Transportation – (2.74%)
21,700	Alexander & Baldwin, Inc.	646,226

	Total Industrials	646,226

TELECOMMUNICATION SERVICES – (7.57%)
12,300	American Tower Corp., Class A *	547,350
17,350	Crown Castle International Corp. *	646,461

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	June 30, 2010 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (CONTINUED)
17,300	SBA Communications Corp., Class A *	$588,373

	Total Telecommunication Services	1,782,184

	TOTAL COMMON STOCK – (Identified cost $19,867,470)	19,692,064

PREFERRED STOCK – (8.73%)
FINANCIALS – (8.73%)
Real Estate – (8.73%)
Real Estate Investment Trusts (REITs) – (8.73%)
	Industrial REITs – (1.14%)
11,900	AMB Property Corp., 6.75%, Series M	267,809

	Office REITs – (6.44%)
33,272	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	716,386
5,700	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	197,363
5,014	Digital Realty Trust, Inc., 8.50%, Series A	126,917
19,930	SL Green Realty Corp., 7.625%, Series C	475,380

		1,516,046

	Residential REITs – (0.40%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	93,312

	Retail REITs – (0.75%)
8,280	CBL & Associates Properties, Inc., 7.375%, Series D	176,799

	Total Financials	2,053,966

	TOTAL PREFERRED STOCK – (Identified cost $1,072,511)	2,053,966

CONVERTIBLE BONDS – (2.89%)
FINANCIALS – (2.89%)
Real Estate – (2.89%)
Real Estate Investment Trusts (REITs) – (2.52%)
	Office REITs – (2.52%)
$344,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	492,995
104,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	101,400

		594,395

Real Estate Management & Development – (0.37%)
	Real Estate Operating Companies – (0.37%)
80,000	Forest City Enterprises, Inc., 144A Conv. Sr. Notes, 5.00%, 10/15/16 (a)	86,000

	Total Financials	680,395

	TOTAL CONVERTIBLE BONDS – (Identified cost $526,520)	680,395

SHORT TERM INVESTMENTS – (4.54%)
189,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $189,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $192,780)	189,000
275,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $275,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $280,500)	275,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	June 30, 2010 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
$604,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $604,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $616,080)	$604,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,068,000)	1,068,000

	Total Investments – (99.82%) – (Identified cost $22,534,501) – (b)	23,494,425
	Other Assets Less Liabilities – (0.18%)	42,028

	Net Assets – (100.00%)	$23,536,453

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $680,395 or 2.89% of the Fund's net assets as of June 30, 2010.

(b)	Aggregate cost for federal income tax purposes is $23,958,696. At June 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$3,160,262
	Unrealized depreciation	(3,624,533)

	Net unrealized depreciation	$(464,271)

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Assets and Liabilities
At June 30, 2010 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$457,118,233	$73,634,237	$23,494,425
Cash	6,640	2,736	2,091
Cash - foreign currencies**	168,794	–	–
Receivables:
Capital stock sold	25,342,035	39,530	23
Dividends and interest	797,344	174,040	105,483
Investment securities sold	153,565	–	132,692
Prepaid expenses	2,683	469	211
Total assets	483,589,294	73,851,012	23,734,925

LIABILITIES:
Payables:
Investment securities purchased	–	–	117,025
Capital stock redeemed	298,587	135,240	47,786
Accrued management fees	248,911	39,573	14,497
Other accrued expenses	60,258	26,432	19,164
Total liabilities	607,756	201,245	198,472

NET ASSETS	$482,981,538	$73,649,767	$23,536,453

SHARES OUTSTANDING	48,379,052	7,938,202	3,077,925
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$9.98	$9.28	$7.65

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$48,379	$7,938	$3,078
Additional paid-in capital	420,135,917	76,172,454	37,261,446
Undistributed net investment income	2,674,377	974,606	166,647
Accumulated net realized losses from investments and foreign currency transactions	(30,093,599)	(12,170,192)	(14,854,174)
Net unrealized appreciation on investments and foreign currency transactions	90,216,464	8,664,961	959,456
Net Assets	$482,981,538	$73,649,767	$23,536,453

*Including:
Cost of investments	$366,903,079	$64,969,482	$22,534,501

**Cost of cash - foreign currencies	169,401	–	–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Operations
For the six months ended June 30, 2010 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

INVESTMENT INCOME:
Income:
Dividends*	$3,842,380	$775,586	$397,403
Interest	279,830	2,100	19,307
Total income	4,122,210	777,686	416,710

Expenses:
Management fees (Note 3)	1,396,996	227,292	66,468
Custodian fees	47,566	14,122	9,893
Transfer agent fees	8,961	4,127	2,815
Audit fees	10,200	9,000	9,000
Legal fees	9,150	1,482	420
Accounting fees (Note 3)	3,252	1,002	1,002
Reports to shareholders	30,000	7,550	2,000
Directors’ fees and expenses	58,417	11,886	5,638
Registration and filing fees	150	27	7
Miscellaneous	9,815	4,675	4,490
Total expenses	1,574,507	281,163	101,733
Expenses paid indirectly (Note 4)	(8)	(1)	(1)
Net expenses	1,574,499	281,162	101,732
Net investment income	2,547,711	496,524	314,978

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	11,261,274	1,241,185	816,833
Foreign currency transactions	(293)	(12,061)	–
Net decrease in unrealized appreciation	(49,199,383)	(7,482,629)	(198,556)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(37,938,402)	(6,253,505)	618,277
Net increase (decrease) in net assets resulting from operations	$(35,390,691)	$(5,756,981)	$933,255

*Net of foreign taxes withheld as follows	$64,686	$18,596	$395

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2010 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

OPERATIONS:
Net investment income	$2,547,711	$496,524	$314,978
Net realized gain from investments and foreign currency transactions	11,260,981	1,229,124	816,833
Net decrease in unrealized appreciation on investments and foreign currency transactions	(49,199,383)	(7,482,629)	(198,556)
Net increase (decrease) in net assets resulting from operations	(35,390,691)	(5,756,981)	933,255

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	(155,619)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(1,031,735)	(8,430,473)	(807,536)
Total decrease in net assets	(36,422,426)	(14,187,454)	(29,900)

NET ASSETS:
Beginning of period	519,403,964	87,837,221	23,566,353
End of period*	$482,981,538	$73,649,767	$23,536,453

*Including undistributed net investment income of	$2,674,377	$974,606	$166,647

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2009

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

OPERATIONS:
Net investment income	$3,837,745	$489,320	$523,044
Net realized loss from investments and foreign currency transactions	(40,978,639)	(8,123,742)	(12,772,190)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	155,373,588	34,312,747	17,711,950
Net increase in net assets resulting from operations	118,232,694	26,678,325	5,462,804

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,982,003)	(629,608)	(513,936)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	72,001,466	4,467,751	(713,924)
Total increase in net assets	186,252,157	30,516,468	4,234,944

NET ASSETS:
Beginning of year	333,151,807	57,320,753	19,331,409
End of year*	$519,403,964	$87,837,221	$23,566,353

*Including undistributed net investment income of	$126,666	$478,082	$7,288

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “Funds”).  Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies.  Davis Real Estate Portfolio is registered under the 40 Act, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Funds.  The Funds account separately for the assets, liabilities, and operations of each series.  The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis	Davis	Davis
	Value	Financial	Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$26,445,395	$–	$–
Consumer staples	65,043,888	–	–
Energy	72,056,892	4,153,750	–
Financials	116,593,587	53,543,542	19,120,257
Health care	48,303,221	–	–
Industrials	17,958,870	2,006,888	646,226
Information technology	28,711,064	–	–
Materials	22,117,703	–	–
Telecommunication services	1,790,750	–	1,782,184
Level 2 – Other Significant Observable Inputs:
Convertible debt securities	1,207,860	–	680,395
Corporate debt securities	2,651,690	–	–
Equity securities*:
Consumer discretionary	741,388	–	–
Consumer staples	5,901,828	–	–
Energy	3,309,571	–	–
Financials	12,025,370	13,552,057	197,363
Industrials	9,524,930	–	–
Materials	3,931,226	–	–
Short-term securities	18,803,000	378,000	1,068,000
Level 3 – Significant Unobservable Inputs:	–	–	–
Total	$457,118,233	$73,634,237	$23,494,425

Level 1 to Level 2 transfers**	$6,314,397	$2,677,617	$–

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of standing Board valuation procedures related to non-U.S. securities triggered transfers between Level 1 and Level 2 assets during the six months ended June 30, 2010.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax would be required in the Funds’ financial statements.  The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006.  At December 31, 2009, Davis Value Portfolio and Davis Financial Portfolio had post October 2009 losses available to offset future capital gains, if any, which expire in 2018.  The Funds have available for federal income tax purposes unused capital loss carryforwards that expire in 2017.  Details of post October 2009 capital losses and capital loss carryforwards are as follows:

Post October 2009 Capital Losses (expiring 12/31/2018)
Davis Value Portfolio	$9,789,000
Davis Financial Portfolio	239,000

	Capital Loss Carryforwards

	Davis	Davis	Davis
	Value	Financial	Real Estate
	Portfolio	Portfolio	Portfolio
Expiring
12/31/2016	$–	$4,739,000	$2,585,000
12/31/2017	30,445,000	8,267,000	11,662,000
	$30,445,000	$13,006,000	$14,247,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director under the plan will be determined based upon the performance of the Davis Funds.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2010 were as follows:

	Davis	Davis	Davis
	Value	Financial	Real Estate
	Portfolio	Portfolio	Portfolio
Cost of purchases	$43,291,970	$760,892	$6,777,818
Proceeds of sales	65,205,561	8,284,312	6,023,100

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  The annual rate for each of the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio is 0.55% of the respective Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the six months ended June 30, 2010 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $3,252, $1,002, and $1,002, respectively.  Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $8, $1, and $1 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, during the six months ended June 30, 2010.

NOTE 5 - CAPITAL STOCK

At June 30, 2010, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2010 (Unaudited)
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	4,127,801	870,632	183,797
Shares issued in reinvestment of distributions	–	–	19,501
	4,127,801	870,632	203,298
Shares redeemed	(4,051,841)	(1,730,799)	(312,081)
Net increase (decrease)	75,960	(860,167)	(108,783)

Proceeds from shares sold	$42,592,134	$8,789,085	$1,459,862
Proceeds from shares issued in reinvestment of distributions	–	–	155,619
	42,592,134	8,789,085	1,615,481
Cost of shares redeemed	(43,623,869)	(17,219,558)	(2,423,017)
Net decrease	$(1,031,735)	$(8,430,473)	$(807,536)

	Year ended December 31, 2009
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	16,029,614	3,303,661	708,612
Shares issued in reinvestment of distributions	368,022	63,087	102,105
	16,397,636	3,366,748	810,717
Shares redeemed	(8,410,774)	(2,616,379)	(956,040)
Net increase (decrease)	7,986,862	750,369	(145,323)

Proceeds from shares sold	$142,471,775	$26,457,753	$4,050,873
Proceeds from shares issued in reinvestment of distributions	3,982,003	629,608	513,936
	146,453,778	27,087,361	4,564,809
Cost of shares redeemed	(74,452,312)	(22,619,610)	(5,278,733)
Net increase (decrease)	$72,001,466	$4,467,751	$(713,924)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Funds had no borrowings during the six months ended June 30, 2010.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 7 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time.  Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid securities in Davis Value Portfolio amounted to $3,859,550 or 0.80% of the Fund’s net assets as of June 30, 2010. The aggregate value of restricted securities in Davis Value Portfolio amounted to $1,038,428 or 0.22% of the Fund’s net assets as of June 30, 2010.   The aggregate value of illiquid securities in Davis Financial Portfolio amounted to $4,339,475 or 5.89% of the Fund’s net assets as of June 30, 2010.

Information regarding illiquid and restricted securities is as follows:

Fund	Security	Acquisition Date	Principal	Units/ Shares	Cost per Unit/Share	Valuation per Unit/Share as of June 30, 2010

Davis Value Portfolio	Fairfax Financial Holdings Ltd., 144A	02/23/10	NA	2,490	$355.00	$366.24

Davis Value Portfolio	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14	02/03/09	$ 2,000,000	20,000	$100.00	$132.58

Davis Value Portfolio	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	12/23/08	$ 400,000	4,000	$100.00	$113.25

Davis Value Portfolio	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$102.56

Davis Value Portfolio	Sino-Forest Corp., 144A	12/11/09	NA	8,900	$15.85	$14.21

Davis Financial Portfolio	Oaktree CapitalGroup LLC, Class A	05/21/07	NA	126,700	$23.84	$34.25

NOTE 8 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to June 30, 2010 and through the issuance of the financial statements, which required adjustments and/or additional disclosure.

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights
DAVIS VALUE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2010		Year ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.75		$8.26	$14.48	$14.58	$12.77	$11.78

Income (Loss) from Investment Operations:
Net Investment Income	0.05		0.08	0.13	0.17	0.11	0.12
Net Realized and Unrealized Gains (Losses)	(0.82)		2.49	(6.00)	0.51	1.81	0.99
Total from Investment Operations	(0.77)		2.57	(5.87)	0.68	1.92	1.11

Dividends and Distributions:
Dividends from Net Investment Income	–		(0.08)	(0.12)	(0.17)	(0.11)	(0.11)
Distributions from Realized Gains	–		–	(0.23)	(0.61)	–	–
Distributions in Excess of Net Investment Income	–		–	–	–	–	(0.01)
Total Dividends and Distributions	–		(0.08)	(0.35)	(0.78)	(0.11)	(0.12)
Net Asset Value, End of Period	$9.98		$10.75	$8.26	$14.48	$14.58	$12.77

Total Returna	(7.16)%		31.16%	(40.32)%	4.64%	15.00%	9.44%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$482,982		$519,404	$333,152	$658,699	$771,828	$620,369
Ratio of Expenses to Average Net Assets:
Gross	0.62	%b	0.71%	0.82%	0.81%	0.81%	0.81%
Netc	0.62	%b	0.71%	0.82%	0.81%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.00	%b	0.97%	0.98%	1.11%	0.83%	0.87%
Portfolio Turnover Rated	9%		20%	17%	9%	19%	14%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS FINANCIAL PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2010		Year ended December 31,
	(Unaudited)		2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.98		$7.12		$14.27	$16.29	$13.83	$12.82

Income (Loss) from Investment Operations:
Net Investment Income	0.07		0.05		0.08	0.17	0.09	0.07
Net Realized and Unrealized Gains (Losses)	(0.77)		2.88		(6.76)	(1.12)	2.47	1.00
Total from Investment Operations	(0.70)		2.93		(6.68)	(0.95)	2.56	1.07

Dividends and Distributions:
Dividends from Net Investment Income	–		(0.07)		–	(0.17)	(0.09)	(0.06)
Distributions from Realized Gains	–		–		(0.47)	(0.90)	(0.01)	–
Total Dividends and Distributions	–		(0.07)		(0.47)	(1.07)	(0.10)	(0.06)
Net Asset Value, End of Period	$9.28		$9.98		$7.12	$14.27	$16.29	$13.83

Total Returna	(7.01)%		41.18	%b	(46.36)%	(6.05)%	18.50%	8.38%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$73,650		$87,837		$57,321	$116,725	$155,807	$124,060
Ratio of Expenses to Average Net Assets:
Gross	0.68	%c	0.78%		0.88%	0.85%	0.84%	0.85%
Netd	0.68	%c	0.78%		0.88%	0.85%	0.84%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.20	%c	0.67%		0.73%	0.97%	0.66%	0.52%
Portfolio Turnover Ratee	1%		10%		16%	17%	9%	21%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS REAL ESTATE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2010		Year ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.40		$5.80	$11.45	$20.43	$17.33	$16.80

Income (Loss) from Investment Operations:
Net Investment Income	0.10		0.16	0.19	0.42	0.34	0.30
Net Realized and Unrealized Gains (Losses)	0.20		1.60	(5.50)	(3.40)	5.58	1.86
Total from Investment Operations	0.30		1.76	(5.31)	(2.98)	5.92	2.16

Dividends and Distributions:
Dividends from Net Investment Income	(0.05)		(0.16)	(0.22)	(0.64)	(0.60)	(0.54)
Distributions from Realized Gains	–		–	(0.11)	(5.36)	(2.22)	(1.09)
Return of Capital	–		–	(0.01)	–	–	–
Total Dividends and Distributions	(0.05)		(0.16)	(0.34)	(6.00)	(2.82)	(1.63)
Net Asset Value, End of Period	$7.65		$7.40	$5.80	$11.45	$20.43	$17.33

Total Returna	4.03%		31.73%	(46.91)%	(15.48)%	34.37%	13.14%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,536		$23,566	$19,331	$49,548	$89,738	$64,556
Ratio of Expenses to Average Net Assets:
Gross	0.84	%b	0.98%	0.98%	0.88%	0.86%	0.87%
Netc	0.84	%b	0.98%	0.98%	0.87%	0.86%	0.87%
Ratio of Net Investment Income to Average Net Assets	2.61	%b	2.81%	1.84%	1.92%	1.63%	1.71%
Portfolio Turnover Rated	27%		70%	41%	49%	38%	28%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2010 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Financial Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules.

Effective July 1, 2009, Davis Advisors voluntarily and permanently reduced all management fee breakpoints above 0.55% to 0.55%. The former fee schedule for each Fund was a flat 0.75%.  Each Fund now has a flat fee of 0.55%, resulting in a fee which the Independent Directors noted was both lower than under its previous schedule and lower than the average fees of their peer groups as determined by an independent service provider.

The Independent Directors reviewed the fixed management fee for each Fund and the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if any of the Funds’ net assets increased, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

Davis Value Portfolio

The Independent Directors noted that Davis Value Portfolio had out-performed its benchmark, the Standard & Poor’s 500® Index, over the one- and ten-year time periods and under-performed over the three- and five-year time periods, all ended February 28, 2010. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the one-, five-, and ten-year time periods and under-performed over the three-year time period, all ended December 31, 2009. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 5 of the 6 rolling five calendar year time frames, and its peer group in all of the 6 rolling five calendar year time frames ended December 31, 2009. The Fund out-performed both the Index and its peers in the 1 rolling ten calendar year time frame ended December 31, 2009.

The Independent Directors also considered the total expense ratio for Davis Value Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Davis Financial Portfolio

The Independent Directors noted that Davis Financial Portfolio had out-performed its benchmark, the Standard & Poor’s 500® Index, over the one- and ten-year time periods and under-performed over the three- and five-year time periods, all ended February 28, 2010. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, five-, and ten-year time periods ended December 31, 2009. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 3 of the 6 rolling five calendar year time frames, and its peer group in all of the 6 rolling five calendar year time frames ended December 31, 2009. The Fund out-performed both the Index and its peers in the 1 rolling ten calendar year time frame ended December 31, 2009.

The Independent Directors also considered the total expense ratio for Davis Financial Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements – (Continued)

Davis Real Estate Portfolio

The Independent Directors noted that Davis Real Estate Portfolio had under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2010. The Independent Directors also noted that the Fund had taken on less risk, as measured by the standard deviation, than the Index over the one-, three-, and five-year time periods ended February 28, 2010. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the one-year time period and under-performed over the three-, five-, and ten-year time periods, all ended December 31, 2009. The Independent Directors noted that the Fund out-performed the Wilshire U.S. Real Estate Securities Index in 1 of the 6 rolling five calendar year time frames, and its peer group in 4 of the 6 rolling five calendar year time frames ended December 31, 2009. The Fund under-performed both the Index and its peers in the 1 rolling ten calendar year time frame ended December 31, 2009.

The Independent Directors also considered the total expense ratio for Davis Real Estate Portfolio, noting that the expenses were reasonable and within the range of the ratios of its peer group as determined by an independent service provider.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and their shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10
Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*      Christopher C. Davis owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the Investment Company Act of 1940.

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Variable Account Fund, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com.  Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

DAVIS VALUE PORTFOLIO	Table of Contents

Management's Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	19

Director Approval of Advisory Agreements	20

Fund Information	22

Directors and Officers	23

This Semi-Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Value Portfolio delivered a negative return on net asset value of 7.16% for the six-month period ended June 30, 2010. Over the same time period, the Standard & Poor’s 500® Index (“Index”) declined 6.65%. Every sector1 within the Index delivered negative returns over the period. The sectors within the Index that turned in the strongest (but still negative) performance over the six-month period were industrials, consumer discretionary, and consumer staples. The sectors within the Index that turned in the weakest performance over the six-month period were materials, energy, and information technology.

Factors Impacting the Portfolio’s Performance

The Portfolio had more invested in financials than any other sector over the six-month period. Financial companies were the most important contributor2 relative to the Index. The Portfolio’s financial companies out-performed the corresponding sector within the Index (down 2% versus down 4% for the Index) and had a higher relative average weighting (29% versus 16% for the Index). Berkshire Hathaway3, Progressive, and Hang Lung Group were among the most important contributors to performance. Bank of New York Mellon and Julius Baer Group were among the most important detractors from performance.

Energy companies were the most important detractors from performance. The Portfolio’s energy companies out-performed the corresponding sector within the Index (down 10% versus down 12% for the Index), but had a higher relative average weighting (16% versus 11% for the Index) in this weaker performing sector. EOG Resources was among the most important contributors to performance. Devon Energy, Transocean, and China Coal Energy were among the most important detractors from performance.

Information technology companies were the second most important detractors from performance. The Portfolio’s information technology companies under-performed the corresponding sector within the Index (down 16% versus down 10% for the Index) and had a lower relative average weighting (7% versus 19% for the Index). Microsoft and Google were among the most important detractors from performance.

The Portfolio’s consumer discretionary companies were significant detractors from performance relative to the Index. The Portfolio’s consumer discretionary companies under-performed the corresponding sector within the Index (down 11% versus down 2% for the Index) and had a lower relative average weighting (7% versus 10% for the Index) in this stronger performing sector.

Other important contributors to performance included Express Scripts and Hershey.  Other important detractors from performance included Pfizer and Costco Wholesale.

The Portfolio ended the six-month period with approximately 15% of its net assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the Portfolio.

Davis Value Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio’s principal risks are: market risk, company risk, financial services risk, foreign country risk, small- and medium-capitalization risk, fees and expenses risk, and headline risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2000

Average Annual Total Return for periods ended June 30, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	15.34%	(1.13)%	0.67%	1.47%	0.62%	0.62%
Standard & Poor’s 500® Index	14.43%	(0.79)%	(1.59)%	(0.87)%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

3

DAVIS VALUE PORTFOLIO	Fund Overview
June 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	74.70%	Energy	17.19%	10.75%
Common Stock (Foreign)	15.25%	Diversified Financials	12.19%	7.74%
Corporate Bonds	0.55%	Insurance	11.58%	3.98%
Convertible Bonds (Foreign)	0.16%	Health Care	11.02%	12.09%
Convertible Bonds (U.S.)	0.09%	Food & Staples Retailing	8.05%	2.53%
Short Term Investments	3.90%	Information Technology	6.55%	18.76%
Other Assets & Liabilities	5.35%	Food, Beverage & Tobacco	6.19%	6.18%
	100.00%	Materials	6.12%	3.44%
		Banks	4.81%	3.20%
		Commercial & Professional Services	2.62%	0.64%
		Retailing	2.55%	3.46%
		Transportation	2.44%	1.93%
		Media	2.31%	3.14%
		Household & Personal Products	1.94%	2.82%
		Automobiles & Components	1.75%	0.64%
		Other	1.47%	10.94%
		Capital Goods	1.22%	7.76%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Occidental Petroleum Corp.	Energy	4.63%
Costco Wholesale Corp.	Food & Staples Retailing	4.41%
Wells Fargo & Co.	Commercial Banks	4.37%
American Express Co.	Consumer Finance	4.23%
EOG Resources, Inc.	Energy	3.97%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.73%
Devon Energy Corp.	Energy	2.97%
CVS Caremark Corp.	Food & Staples Retailing	2.90%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	2.87%
Loews Corp.	Multi-line Insurance	2.63%

4

DAVIS VALUE PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2010. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/10)	(06/30/10)	(01/01/10-06/30/10)

Actual	$1,000.00	$928.37	$2.96
Hypothetical	$1,000.00	$1,021.72	$3.11

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.62%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (89.95%)
CONSUMER DISCRETIONARY – (5.63%)
Automobiles & Components – (1.04%)
225,000	Harley-Davidson, Inc.	$5,001,750

Consumer Durables & Apparel – (0.15%)
20,299	Hunter Douglas NV (Netherlands)	741,388

Consumer Services – (0.02%)
6,963	H&R Block, Inc.	109,249

Media – (2.10%)
117,070	Grupo Televisa S.A., ADR (Mexico)	2,038,189
8,506	Liberty Media - Starz, Series A *	440,441
296,325	News Corp., Class A	3,545,528
130,600	Walt Disney Co.	4,113,900

		10,138,058

Retailing – (2.32%)
3,260	Amazon.com, Inc. *	356,318
167,915	Bed Bath & Beyond Inc. *	6,225,449
175,000	CarMax, Inc. *	3,482,500
107,765	Liberty Media Corp. - Interactive, Series A *	1,132,071

		11,196,338

	Total Consumer Discretionary	27,186,783

CONSUMER STAPLES – (14.69%)
Food & Staples Retailing – (7.31%)
388,390	Costco Wholesale Corp.	21,293,482
477,398	CVS Caremark Corp.	13,997,309

		35,290,791

Food, Beverage & Tobacco – (5.62%)
111,940	Coca-Cola Co.	5,610,433
99,233	Diageo PLC, ADR (United Kingdom)	6,225,878
141,621	Heineken Holding NV (Netherlands)	5,173,724
33,060	Hershey Co.	1,584,566
39,065	Mead Johnson Nutrition Co.	1,957,938
15,100	Nestle S.A. (Switzerland)	728,104
92,290	Philip Morris International Inc.	4,230,574
60,000	Unilever NV, NY Shares (Netherlands)	1,639,200

		27,150,417

Household & Personal Products – (1.76%)
31,800	Natura Cosmeticos S.A. (Brazil)	704,709
130,040	Procter & Gamble Co.	7,799,799

		8,504,508

	Total Consumer Staples	70,945,716

ENERGY – (15.60%)
324,800	Canadian Natural Resources Ltd. (Canada)	10,793,104
2,659,900	China Coal Energy Co. - H (China)	3,309,571
2,632	ConocoPhillips	129,205
235,230	Devon Energy Corp.	14,330,212
194,830	EOG Resources, Inc.	19,165,427
289,560	Occidental Petroleum Corp.	22,339,554
290,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	2,686,316

6

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
4,100	Schlumberger Ltd.	$226,894
51,504	Transocean Ltd. *	2,386,180

	Total Energy	75,366,463

FINANCIALS – (26.63%)
Banks – (4.37%)
	Commercial Banks – (4.37%)
823,824	Wells Fargo & Co.	21,089,894

Diversified Financials – (11.06%)
	Capital Markets – (5.85%)
90,220	Ameriprise Financial, Inc.	3,259,649
454,000	Bank of New York Mellon Corp.	11,209,260
116,400	Brookfield Asset Management Inc., Class A (Canada)	2,632,968
221,460	GAM Holding Ltd. (Switzerland)*	2,393,212
18,660	Goldman Sachs Group, Inc.	2,449,498
221,460	Julius Baer Group Ltd. (Switzerland)	6,314,397

		28,258,984

	Consumer Finance – (4.23%)
515,119	American Express Co.	20,450,225

	Diversified Financial Services – (0.98%)
14,068	JPMorgan Chase & Co.	515,029
148,230	Moody's Corp.	2,952,742
17,900	Visa Inc., Class A	1,266,425

		4,734,196

		53,443,405

Insurance – (10.51%)
	Multi-line Insurance – (3.21%)
5,130	Fairfax Financial Holdings Ltd. (Canada)	1,889,584
2,490	Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	911,936
381,190	Loews Corp.	12,697,439

		15,498,959

	Property & Casualty Insurance – (6.30%)
150	Berkshire Hathaway Inc., Class A *	18,000,000
1,390	Markel Corp. *	472,600
638,720	Progressive Corp. (Ohio)	11,956,838

		30,429,438

	Reinsurance – (1.00%)
100,907	Transatlantic Holdings, Inc.	4,839,500

		50,767,897

Real Estate – (0.69%)
623,000	Hang Lung Group Ltd. (Hong Kong)	3,317,761

	Total Financials	128,618,957

HEALTH CARE – (10.00%)
Health Care Equipment & Services – (3.08%)
57,900	Baxter International Inc.	2,353,056
63,800	Becton, Dickinson and Co.	4,314,156
7,350	Cardinal Health, Inc.	247,034
17,950	CareFusion Corp. *	407,465

7

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
160,960	Express Scripts, Inc. *	$7,569,144

		14,890,855

Pharmaceuticals, Biotechnology & Life Sciences – (6.92%)
197,680	Johnson & Johnson	11,674,981
395,855	Merck & Co., Inc.	13,843,049
553,600	Pfizer Inc.	7,894,336

		33,412,366

	Total Health Care	48,303,221

INDUSTRIALS – (5.69%)
Capital Goods – (1.10%)
111,180	ABB Ltd., ADR (Switzerland)	1,921,190
96,934	Tyco International Ltd.	3,414,985

		5,336,175

Commercial & Professional Services – (2.38%)
53,500	D&B Corp.	3,590,920
350,897	Iron Mountain Inc.	7,881,147

		11,472,067

Transportation – (2.21%)
1,482,352	China Merchants Holdings International Co., Ltd. (China)	4,874,758
1,097,000	China Shipping Development Co. Ltd. - H (China)	1,383,925
466,804	Cosco Pacific Ltd. (China)	553,296
26,355	Kuehne & Nagel International AG (Switzerland)	2,712,951
63,000	LLX Logistica S.A. (Brazil)*	256,886
15,710	United Parcel Service, Inc., Class B	893,742

		10,675,558

	Total Industrials	27,483,800

INFORMATION TECHNOLOGY – (5.95%)
Semiconductors & Semiconductor Equipment – (1.49%)
307,500	Texas Instruments Inc.	7,158,600

Software & Services – (2.19%)
210,600	Activision Blizzard, Inc.	2,210,247
8,500	Google Inc., Class A *	3,781,650
199,410	Microsoft Corp.	4,587,427

		10,579,324

Technology Hardware & Equipment – (2.27%)
139,550	Agilent Technologies, Inc. *	3,967,406
161,870	Hewlett-Packard Co.	7,005,734

		10,973,140

	Total Information Technology	28,711,064

MATERIALS – (5.39%)
81,830	BHP Billiton PLC (United Kingdom)	2,121,733
42,380	Martin Marietta Materials, Inc.	3,594,248
36,900	Monsanto Co.	1,705,518
11,354	Potash Corp. of Saskatchewan Inc. (Canada)	979,169
10,800	Praxair, Inc.	820,692
41,205	Rio Tinto PLC (United Kingdom)	1,809,493
503,895	Sealed Air Corp.	9,936,809

8

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2010 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
256,750	Sino-Forest Corp. (Canada)*	$3,649,079
8,900	Sino-Forest Corp., 144A (Canada)*(a)(b)	126,492
29,790	Vulcan Materials Co.	1,305,696

	Total Materials	26,048,929

TELECOMMUNICATION SERVICES – (0.37%)
37,700	America Movil SAB de C.V., Series L, ADR (Mexico)	1,790,750

	Total Telecommunication Services	1,790,750

	TOTAL COMMON STOCK – (Identified cost $344,964,079)	434,455,683

CONVERTIBLE BONDS – (0.25%)
MATERIALS – (0.16%)
$736,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (c)	754,860

	Total Materials	754,860

TELECOMMUNICATION SERVICES – (0.09%)
400,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (c)	453,000

	Total Telecommunication Services	453,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $1,136,000)	1,207,860

CORPORATE BONDS – (0.55%)
CONSUMER DISCRETIONARY – (0.55%)
Automobiles & Components – (0.55%)
2,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (c)	2,651,690

	TOTAL CORPORATE BONDS – (Identified cost $2,000,000)	2,651,690

SHORT TERM INVESTMENTS – (3.90%)
3,323,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $3,323,003
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $3,389,460)	3,323,000
4,848,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $4,848,001
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $4,944,960)	4,848,000
10,632,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $10,632,041
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $10,844,640)	10,632,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $18,803,000)	18,803,000

	Total Investments – (94.65%) – (Identified cost $366,903,079) – (d)	457,118,233
	Other Assets Less Liabilities – (5.35%)	25,863,305

	Net Assets – (100.00%)	$482,981,538

ADR: American Depositary Receipt
*	Non-Income producing security.

9

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2010 (Unaudited)

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $1,038,428 or 0.22% of the Fund's net assets as of June 30, 2010.

(b)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(c)	Illiquid Security – See Note 7 of the Notes to Financial Statements.

(d)	Aggregate cost for federal income tax purposes is $368,524,063. At June 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$104,121,499
	Unrealized depreciation	(15,527,329)
	Net unrealized appreciation	$88,594,170

See Notes to Financial Statements

10

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2010 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$457,118,233
Cash	6,640
Cash - foreign currencies**	168,794
Receivables:
Capital stock sold	25,342,035
Dividends and interest	797,344
Investment securities sold	153,565
Prepaid expenses	2,683
Total assets	483,589,294
LIABILITIES:
Payables:
Capital stock redeemed	298,587
Accrued management fee	248,911
Other accrued expenses	60,258
Total liabilities	607,756
NET ASSETS	$482,981,538
SHARES OUTSTANDING	48,379,052
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$9.98
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$48,379
Additional paid-in capital	420,135,917
Undistributed net investment income	2,674,377
Accumulated net realized losses from investments and foreign currency transactions	(30,093,599)
Net unrealized appreciation on investments and foreign currency transactions	90,216,464
Net Assets	$482,981,538

*Including:
Cost of Investments	$366,903,079

**Cost of cash - foreign currencies	169,401

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$3,842,380
Interest		279,830
Total income		4,122,210

Expenses:
Management fees (Note 3)	$1,396,996
Custodian fees	47,566
Transfer agent fees	8,961
Audit fees	10,200
Legal fees	9,150
Accounting fees (Note 3)	3,252
Reports to shareholders	30,000
Directors’ fees and expenses	58,417
Registration and filing fees	150
Miscellaneous	9,815
Total expenses		1,574,507
Expenses paid indirectly (Note 4)		(8)
Net expenses		1,574,499
	Net investment income	2,547,711

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		11,261,274
Foreign currency transactions		(293)
Net decrease in unrealized appreciation		(49,199,383)
Net realized and unrealized loss on investments and foreign currency transactions		(37,938,402)
Net decrease in net assets resulting from operations		$(35,390,691)

*Net of foreign taxes withheld as follows		$64,686

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009

OPERATIONS:
Net investment income	$2,547,711	$3,837,745
Net realized gain (loss) from investments and foreign currency transactions	11,260,981	(40,978,639)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(49,199,383)	155,373,588
Net increase (decrease) in net assets resulting from operations	(35,390,691)	118,232,694

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,982,003)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	(1,031,735)	72,001,466
Total increase (decrease) in net assets	(36,422,426)	186,252,157

NET ASSETS:
Beginning of period	519,403,964	333,151,807
End of period*	$482,981,538	$519,403,964

*Including undistributed net investment income of	$2,674,377	$126,666

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund.  The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$26,445,395	$741,388	$–	$27,186,783
Consumer staples	65,043,888	5,901,828	–	70,945,716
Energy	72,056,892	3,309,571	–	75,366,463
Financials	116,593,587	12,025,370	–	128,618,957
Health care	48,303,221	–	–	48,303,221
Industrials	17,958,870	9,524,930	–	27,483,800
Information technology	28,711,064	–	–	28,711,064
Materials	22,117,703	3,931,226	–	26,048,929
Telecommunication services	1,790,750	–	–	1,790,750
Convertible debt securities	–	1,207,860	–	1,207,860
Corporate debt securities	–	2,651,690	–	2,651,690
Short-term securities	–	18,803,000	–	18,803,000
Total	$399,021,370	$58,096,863	$–	$457,118,233

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Application of standing Board valuation procedures related to non-U.S. securities triggered transfers between Level 1 and Level 2 assets during the period. During the six months ended June 30, 2010, $6,314,397 transferred from Level 1 to Level 2.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

15

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006.  At December 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards and post October 2009 capital losses as follows:

	Capital Loss Carryforwards	Post October 2009 Capital Losses
Expiring
12/31/2017	$30,445,000	$–
12/31/2018	–	9,789,000
	$30,445,000	$9,789,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, passive foreign investment company shares, and foreign currency transactions.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

16

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2010 were $43,291,970 and $65,205,561, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the six months ended June 30, 2010 amounted to $3,252.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $8 during the six months ended June 30, 2010.

NOTE 5 - CAPITAL STOCK

At June 30, 2010, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:
	Six months ended		Year ended
	June 30, 2010 (Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	4,127,801	$42,592,134	16,029,614	$142,471,775
Shares issued in reinvestment of distributions	–	–	368,022	3,982,003
	4,127,801	42,592,134	16,397,636	146,453,778
Shares redeemed	(4,051,841)	(43,623,869)	(8,410,774)	(74,452,312)
Net increase (decrease)	75,960	$(1,031,735)	7,986,862	$72,001,466

17

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the six months ended June 30, 2010.

NOTE 7 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time.  Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value.  The aggregate value of illiquid securities amounted to $3,859,550 or 0.80% of the Fund’s net assets as of June 30, 2010.  The aggregate value of restricted securities amounted to $1,038,428 or 0.22% of the Fund’s net assets as of June 30, 2010.

Information regarding illiquid and restricted securities is as follows:
Security	Acquisition Date	Principal	Units/ Shares	Cost per Unit/Share	Valuation per Unit/Share as of June 30, 2010

Fairfax Financial Holdings Ltd., 144A	02/23/10	NA	2,490	$355.00	$366.24

Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14	02/03/09	$ 2,000,000	20,000	$100.00	$132.58

Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	12/23/08	$ 400,000	4,000	$100.00	$113.25

Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$102.56

Sino-Forest Corp., 144A	12/11/09	NA	8,900	$15.85	$14.21

NOTE 8 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to June 30, 2010 and through the issuance of the financial statements, which required adjustments and/or additional disclosure.

18

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2010		Year ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.75		$8.26	$14.48	$14.58	$12.77	$11.78

Income (Loss) from Investment Operations:
Net Investment Income	0.05		0.08	0.13	0.17	0.11	0.12
Net Realized and Unrealized Gains (Losses)	(0.82)		2.49	(6.00)	0.51	1.81	0.99
Total from Investment Operations	(0.77)		2.57	(5.87)	0.68	1.92	1.11

Dividends and Distributions:
Dividends from Net Investment Income	–		(0.08)	(0.12)	(0.17)	(0.11)	(0.11)
Distributions from Realized Gains	–		–	(0.23)	(0.61)	–	–
Distributions in Excess of Net Investment Income	–		–	–	–	–	(0.01)
Total Dividends and Distributions	–		(0.08)	(0.35)	(0.78)	(0.11)	(0.12)
Net Asset Value, End of Period	$9.98		$10.75	$8.26	$14.48	$14.58	$12.77

Total Returna	(7.16)%		31.16%	(40.32)%	4.64%	15.00%	9.44%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$482,982		$519,404	$333,152	$658,699	$771,828	$620,369
Ratio of Expenses to Average Net Assets:
Gross	0.62	%b	0.71%	0.82%	0.81%	0.81%	0.81%
Netc	0.62	%b	0.71%	0.82%	0.81%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.00	%b	0.97%	0.98%	1.11%	0.83%	0.87%
Portfolio Turnover Rated	9%		20%	17%	9%	19%	14%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

19

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2010 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Value Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

20

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

Effective July 1, 2009, Davis Advisors voluntarily and permanently reduced all management fee breakpoints above 0.55% to 0.55%. The former fee schedule for the Fund was a flat 0.75%.  The Fund now has a flat fee of 0.55%, resulting in a fee which the Independent Directors noted was both lower than under its previous schedule and lower than the average fees of its peer group as determined by an independent service provider.

The Independent Directors reviewed the fixed management fee for the Fund and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increased, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors noted that Davis Value Portfolio had out-performed its benchmark, the Standard & Poor’s 500® Index, over the one- and ten-year time periods and under-performed over the three- and five-year time periods, all ended February 28, 2010. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the one-, five-, and ten-year time periods and under-performed over the three-year time period, all ended December 31, 2009. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 5 of the 6 rolling five calendar year time frames, and its peer group in all of the 6 rolling five calendar year time frames ended December 31, 2009. The Fund out-performed both the Index and its peers in the 1 rolling ten calendar year time frame ended December 31, 2009.

The Independent Directors also considered the total expense ratio for Davis Value Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

21

DAVIS VALUE PORTFOLIO	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

23

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10
Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*      Christopher C. Davis owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the Investment Company Act of 1940.

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

24

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

25

DAVIS FINANCIAL PORTFOLIO	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Notes to Financial Statements	11

Financial Highlights	15

Director Approval of Advisory Agreements	16

Fund Information	18

Directors and Officers	19

This Semi-Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Financial Portfolio delivered a negative return on net asset value of 7.01% for the six-month period ended June 30, 2010.  Over the same time period, the Standard & Poor’s 500® Index (“Index”) declined 6.65%. The Index’s banking and insurance industry groups1 turned in positive performances, while the diversified financials industry group turned in a negative performance.

Factors Impacting the Portfolio’s Performance

The Portfolio’s financial sector holdings under-performed the corresponding sector within the Index (down 6% versus down 4% for the Index).  The Portfolio had a limited amount of assets invested in other sectors. These non-financial holdings, mostly in energy and industrials, overall detracted2 from performance.

The Portfolio’s diversified financial companies were the largest detractors from performance. The Portfolio’s diversified financial companies out-performed the corresponding industry group within the Index (down 8% versus down 10% for the Index). Brookfield Asset Management3, First Marblehead, Oaktree, and JPMorgan Chase were among the most important contributors to performance. Moody’s, Visa, Goldman Sachs, Julius Baer Group, and Bank of New York Mellon were among the most important detractors from performance. The Portfolio no longer owns JPMorgan Chase.

The Portfolio’s insurance companies were the second largest detractors from performance. The Portfolio’s insurance companies under-performed the corresponding industry group within the Index (down 6% versus up 2% for the Index).  Progressive, ACE, and FPIC Insurance Group were the most important contributors to performance. Transatlantic Holdings, Loews, and Everest Re Group were among the most important detractors from performance. The Portfolio no longer owns FPIC Insurance Group.

The Portfolio’s banking companies under-performed the corresponding industry group within the Index (down 1% versus up 3% for the Index).  State Bank of India was among the most important contributors to performance.

The Portfolio ended the six-month period with approximately 27% of its net assets invested in foreign companies. As a whole these companies out-performed the domestic companies held by the Portfolio.

Davis Financial Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective.  Davis Financial Portfolio’s principal risks are: market risk, company risk, concentrated financial services portfolio risk, foreign country risk, small- and medium-capitalization risk, fees and expenses risk, focused portfolio risk, and headline risk.  See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance - (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2000

Average Annual Total Return for periods ended June 30, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	16.40%	(2.68)%	1.15%	1.06%	0.68%	0.68%
Standard & Poor’s 500® Index	14.43%	(0.79)%	(1.59)%	(0.87)%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns.  This settlement had a material impact on the investment performance of the Portfolio in 2009.  This was a one-time event that is unlikely to be repeated.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
June 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	72.31%	Diversified Financials	43.35%	7.74%
Common Stock (Foreign)	27.16%	Insurance	33.34%	3.98%
Short Term Investments	0.51%	Banks	14.90%	3.20%
Other Assets & Liabilities	0.02%	Energy	5.67%	10.75%
	100.00%	Commercial & Professional Services	2.74%	0.64%
		Information Technology	–	18.76%
		Health Care	–	12.09%
		Capital Goods	–	7.76%
		Food, Beverage & Tobacco	–	6.18%
		Other	–	28.90%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

American Express Co.	Consumer Finance	10.15%
Transatlantic Holdings, Inc.	Reinsurance	9.16%
State Bank of India Ltd., GDR	Commercial Banks	6.87%
Loews Corp.	Multi-line Insurance	6.72%
Wells Fargo & Co.	Commercial Banks	6.17%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	5.89%
Canadian Natural Resources Ltd.	Energy	5.64%
Markel Corp.	Property & Casualty Insurance	5.17%
Bank of New York Mellon Corp.	Capital Markets	4.90%
Progressive Corp.	Property & Casualty Insurance	3.92%

4

DAVIS FINANCIAL PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2010. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/2010)	(06/30/2010)	(01/01/2010-06/30/2010)

Actual	$1,000.00	$929.86	$3.25
Hypothetical	$1,000.00	$1,021.42	$3.41

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.68%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (99.47%)
ENERGY – (5.64%)
125,000	Canadian Natural Resources Ltd. (Canada)	$4,153,750

	Total Energy	4,153,750

FINANCIALS – (91.10%)
Banks – (14.82%)
	Commercial Banks – (14.82%)
20,000	Banco Santander Brasil S.A., ADS (Brazil)	206,600
21,600	ICICI Bank Ltd., ADR (India)	780,624
50,948	State Bank of India Ltd., GDR (India)	5,060,851
14,500	U.S. Bancorp	324,075
177,500	Wells Fargo & Co.	4,544,000

		10,916,150

Diversified Financials – (43.12%)
	Capital Markets – (19.28%)
41,860	Ameriprise Financial, Inc.	1,512,402
146,200	Bank of New York Mellon Corp.	3,609,678
100,300	Brookfield Asset Management Inc., Class A (Canada)	2,268,786
20,100	Charles Schwab Corp.	285,018
93,910	GAM Holding Ltd. (Switzerland)*	1,014,840
19,520	Goldman Sachs Group, Inc.	2,562,390
93,910	Julius Baer Group Ltd. (Switzerland)	2,677,617
6,060	T. Rowe Price Group Inc.	269,034

		14,199,765

	Consumer Finance – (10.77%)
188,300	American Express Co.	7,475,510
194,994	First Marblehead Corp. *	458,236

		7,933,746

	Diversified Financial Services – (13.07%)
14,486	Bank of America Corp.	208,164
69,500	Cielo S.A. (Brazil)	585,263
122,000	Moody's Corp.	2,430,240
126,700	Oaktree Capital Group LLC, Class A (a)	4,339,475
62,000	RHJ International (Belgium)*	459,274
22,600	Visa Inc., Class A	1,598,950

		9,621,366

		31,754,877

Insurance – (33.16%)
	Life & Health Insurance – (3.79%)
42,833	China Life Insurance Co., Ltd., ADR (China)	2,792,712

	Multi-line Insurance – (6.72%)
148,600	Loews Corp.	4,949,866

	Property & Casualty Insurance – (10.81%)
24,600	ACE Ltd.	1,266,408
11,200	Markel Corp. *	3,808,000
154,100	Progressive Corp. (Ohio)	2,884,752

		7,959,160

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2010 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (11.84%)
27,900	Everest Re Group, Ltd.	$1,973,088
140,737	Transatlantic Holdings, Inc.	6,749,746

		8,722,834

		24,424,572

	Total Financials	67,095,599

INDUSTRIALS – (2.73%)
Commercial & Professional Services – (2.73%)
29,900	D&B Corp.	2,006,888

	Total Industrials	2,006,888

	TOTAL COMMON STOCK – (Identified cost $64,591,482)	73,256,237

SHORT TERM INVESTMENTS – (0.51%)
$67,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $67,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $68,340)	67,000
97,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $97,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $98,940)	97,000
214,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $214,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $218,280)	214,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $378,000)	378,000

	Total Investments – (99.98%) – (Identified cost $64,969,482) – (b)	73,634,237
	Other Assets Less Liabilities – (0.02%)	15,530

	Net Assets – (100.00%)	$73,649,767

ADR: American Depositary Receipt

ADS: American Depositary Share

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)	Illiquid Security – See Note 7 of the Notes to Financial Statements.

(b)	Aggregate cost for federal income tax purposes is $65,123,027. At June 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$15,419,557
	Unrealized depreciation	(6,908,347)
	Net unrealized appreciation	$8,511,210

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2010 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$73,634,237
Cash	2,736
Receivables:
Capital stock sold	39,530
Dividends and interest	174,040
Prepaid expenses	469
Total assets	73,851,012
LIABILITIES:
Payables:
Capital stock redeemed	135,240
Accrued management fee	39,573
Other accrued expenses	26,432
Total liabilities	201,245
NET ASSETS	$73,649,767
SHARES OUTSTANDING	7,938,202

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$9.28
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$7,938
Additional paid-in capital	76,172,454
Undistributed net investment income	974,606
Accumulated net realized losses from investments and foreign currency transactions	(12,170,192)
Net unrealized appreciation on investments and foreign currency transactions	8,664,961
Net Assets	$73,649,767

*Including:
Cost of Investments	$64,969,482

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the six months ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$775,586
Interest		2,100
Total income		777,686

Expenses:
Management fees (Note 3)	$227,292
Custodian fees	14,122
Transfer agent fees	4,127
Audit fees	9,000
Legal fees	1,482
Accounting fees (Note 3)	1,002
Reports to shareholders	7,550
Directors’ fees and expenses	11,886
Registration and filing fees	27
Miscellaneous	4,675
Total expenses		281,163
Expenses paid indirectly (Note 4)		(1)
Net expenses		281,162
	Net investment income	496,524

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		1,241,185
Foreign currency transactions		(12,061)
Net decrease in unrealized appreciation		(7,482,629)
Net realized and unrealized loss on investments and foreign currency transactions		(6,253,505)
Net decrease in net assets resulting from operations		$(5,756,981)

*Net of foreign taxes withheld as follows		$18,596

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009

OPERATIONS:
Net investment income	$496,524	$489,320
Net realized gain (loss) from investments and foreign currency transactions	1,229,124	(8,123,742)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(7,482,629)	34,312,747
Net increase (decrease) in net assets resulting from operations	(5,756,981)	26,678,325

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(629,608)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	(8,430,473)	4,467,751
Total increase (decrease) in net assets	(14,187,454)	30,516,468

NET ASSETS:
Beginning of period	87,837,221	57,320,753
End of period*	$73,649,767	$87,837,221

*Including undistributed net investment income of	$974,606	$478,082

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund.  The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Energy	$4,153,750	$–	$–	$4,153,750
Financials	53,543,542	13,552,057	–	67,095,599
Industrials	2,006,888	–	–	2,006,888
Short-term securities	–	378,000	–	378,000
Total	$59,704,180	$13,930,057	$–	$73,634,237

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Application of standing Board valuation procedures related to non-U.S. securities triggered transfers between Level 1 and Level 2 assets during the period. During the six months ended June 30, 2010, $2,677,617 transferred from Level 1 to Level 2.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006. At December 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards and post October 2009 capital losses as follows:

	Capital Loss Carryforwards	Post October 2009 Capital Losses
Expiring
12/31/2016	$4,739,000	$–
12/31/2017	8,267,000	–
12/31/2018	–	239,000
	$13,006,000	$239,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership income.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director under the plan will be determined based upon the performance of the Davis Funds

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2010 were $760,892 and $8,284,312, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the six months ended June 30, 2010 amounted to $1,002.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $1 during the six months ended June 30, 2010.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2010, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended		Year ended
	June 30, 2010 (Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	870,632	$8,789,085	3,303,661	$26,457,753
Shares issued in reinvestment of distributions	–	–	63,087	629,608
	870,632	8,789,085	3,366,748	27,087,361
Shares redeemed	(1,730,799)	(17,219,558)	(2,616,379)	(22,619,610)
Net increase (decrease)	(860,167)	$(8,430,473)	750,369	$4,467,751

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the six months ended June 30, 2010.

NOTE 7 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time.  The aggregate value of illiquid securities amounted to $4,339,475 or 5.89% of the Fund’s net assets as of June 30, 2010.

Information regarding illiquid securities is as follows:

Security	Acquisition Date	Shares	Cost per Share	Valuation per Share as of June 30, 2010

Oaktree Capital Group LLC, Class A	05/21/07	126,700	$23.84	$34.25

NOTE 8 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to June 30, 2010 and through the issuance of the financial statements, which required adjustments and/or additional disclosure.

14

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2010		Year ended December 31,
	(Unaudited)		2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.98		$7.12		$14.27	$16.29	$13.83	$12.82

Income (Loss) from Investment Operations:
Net Investment Income	0.07		0.05		0.08	0.17	0.09	0.07
Net Realized and Unrealized Gains (Losses)	(0.77)		2.88		(6.76)	(1.12)	2.47	1.00
Total from Investment Operations	(0.70)		2.93		(6.68)	(0.95)	2.56	1.07

Dividends and Distributions:
Dividends from Net Investment Income	–		(0.07)		–	(0.17)	(0.09)	(0.06)
Distributions from Realized Gains	–		–		(0.47)	(0.90)	(0.01)	–
Total Dividends and Distributions	–		(0.07)		(0.47)	(1.07)	(0.10)	(0.06)
Net Asset Value, End of Period	$9.28		$9.98		$7.12	$14.27	$16.29	$13.83

Total Returna	(7.01)%		41.18	%b	(46.36)%	(6.05)%	18.50%	8.38%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$73,650		$87,837		$57,321	$116,725	$155,807	$124,060
Ratio of Expenses to Average Net Assets:
Gross	0.68	%c	0.78%		0.88%	0.85%	0.84%	0.85%
Netd	0.68	%c	0.78%		0.88%	0.85%	0.84%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.20	%c	0.67%		0.73%	0.97%	0.66%	0.52%
Portfolio Turnover Ratee	1%		10%		16%	17%	9%	21%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

c	Annualized.

d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2010 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Financial Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

16

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

Effective July 1, 2009, Davis Advisors voluntarily and permanently reduced all management fee breakpoints above 0.55% to 0.55%. The former fee schedule for the Fund was a flat 0.75%.  The Fund now has a flat fee of 0.55%, resulting in a fee which the Independent Directors noted was both lower than under its previous schedule and lower than the average fees of its peer group as determined by an independent service provider.

The Independent Directors reviewed the fixed management fee for the Fund and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increased, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors noted that Davis Financial Portfolio had out-performed its benchmark, the Standard & Poor’s 500® Index, over the one- and ten-year time periods and under-performed over the three- and five-year time periods, all ended February 28, 2010. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, five-, and ten-year time periods ended December 31, 2009. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 3 of the 6 rolling five calendar year time frames, and its peer group in all of the 6 rolling five calendar year time frames ended December 31, 2009. The Fund out-performed both the Index and its peers in the 1 rolling ten calendar year time frame ended December 31, 2009.

The Independent Directors also considered the total expense ratio for Davis Financial Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

17

DAVIS FINANCIAL PORTFOLIO	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

19

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10
Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*      Christopher C. Davis owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the Investment Company Act of 1940.

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

20

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Notes to Financial Statements	12

Financial Highlights	16

Director Approval of Advisory Agreements	17

Fund Information	19

Directors and Officers	20

This Semi-Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 4.03% for the six-month period ended June 30, 2010. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 5.40%. Industrial REITs was the only sub-industry1 within the Index to deliver a negative return, while specialized REITs, residential REITs, and real estate operating companies turned in the strongest performances.

Factors Impacting the Portfolio’s Performance

Residential REITs were the most important contributors2 to the Portfolio’s performance, but the most important detractors from performance relative to the Index. The Portfolio’s residential REITs under-performed the corresponding sub-industry within the Index (up 10% versus up 15% for the Index) and had a lower relative average weighting (11% versus 16% for the Index). Essex Property Trust3 and AvalonBay were among the most important contributors to performance. UDR was among the most important detractors from performance. The Portfolio no longer owns AvalonBay.

Specialized REITs were the second most important contributors to performance. The Portfolio’s specialized REITs out-performed the corresponding sub-industry within the Index (up 10% versus up 7% for the Index) and had a lower relative average weighting (11% versus 26% for the Index). Host Hotels & Resorts, Ventas, Cogdell Spencer, and Entertainment Properties were among the most important contributors to performance. The Portfolio no longer owns Host Hotels & Resorts.

The Portfolio had more invested in office REITs than in any other sub-industry and they were the third most important contributors to performance. The Portfolio’s office REITs out-performed the corresponding sector within the Index (up 6% versus up 3% for the Index) and had a higher relative average weighting (29% versus 17% for the Index). Digital Realty and Boston Properties were among the most important contributors to performance. Highwoods Properties and Alexandria Real Estate were among the most important detractors from performance.

Forest City Enterprises was the single most important detractor from the Portfolio’s performance. The Portfolio’s large investment in Forest City Enterprises (approximately 5%) together with its poor investment performance (down 4%) accounted for the majority of the Portfolio’s under-performance relative to the Index.

Industrial REITs were also important detractors from performance. The Portfolio’s industrial REITs out-performed the corresponding sub-industry within the Index (down 8% versus down 14% for the Index) and had approximately the same average weighting (both approximately 5%). DCT Industrial Trust and ProLogis were among the most important detractors from performance. The Portfolio no longer owns ProLogis.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income.  There can be no assurance that the Portfolio will achieve its objective.  Davis Real Estate Portfolio’s principal risks are: market risk, company risk, concentrated real estate services portfolio risk, focused portfolio risk, foreign country risk, small- and medium-capitalization risk, fees and expenses risk, and headline risk.  See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies.  Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1  The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2   A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3   This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index over 10 years for an investment made on June 30, 2000

Average Annual Total Return for periods ended June 30, 2010

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	45.66%	(2.11)%	7.63%	6.96%	0.84%	0.84%
Standard & Poor’s 500® Index	14.43%	(0.79)%	(1.59)%	(0.87)%
Wilshire U.S. Real Estate Securities Index	56.07%	(0.47)%	9.49%	9.03%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses.  Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
June 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Wilshire U.S. Real Estate Securities Index
Common Stock	83.66%
Preferred Stock	8.73%		Fund
Convertible Bonds	2.89%	Office REITs	39.23%	16.63%
Short Term Investments	4.54%	Retail REITs	13.30%	23.89%
Other Assets & Liabilities	0.18%	Residential REITs	11.66%	17.01%
	100.00%	Specialized REITs	8.92%	25.71%
		Telecommunication Services	7.95%	–
		Real Estate Operating Companies	5.58%	2.06%
		Diversified REITs	5.56%	8.61%
		Industrial REITs	4.92%	5.42%
		Other	2.88%	0.67%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Corporate Office Properties Trust	Office REITs	5.63%
Digital Realty Trust, Inc.	Office REITs	5.44%
American Campus Communities, Inc.	Residential REITs	5.29%
Alexandria Real Estate Equities, Inc.	Office REITs	5.01%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	4.95%
Essex Property Trust, Inc.	Residential REITs	4.10%
Federal Realty Investment Trust	Retail REITs	3.72%
Douglas Emmett, Inc.	Office REITs	3.66%
Vornado Realty Trust	Diversified REITs	3.59%
DCT Industrial Trust Inc.	Industrial REITs	3.55%

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2010. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/10)	(06/30/10)	(01/01/10-06/30/10)

Actual	$1,000.00	$1,040.26	$4.25
Hypothetical	$1,000.00	$1,020.63	$4.21

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.84%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (83.66%)
FINANCIALS – (73.35%)
Real Estate – (73.35%)
Real Estate Investment Trusts (REITs) – (68.40%)
	Diversified REITs – (5.30%)
59,914	Cousins Properties, Inc.	$403,821
11,570	Vornado Realty Trust	844,031

		1,247,852

	Industrial REITs – (3.55%)
184,900	DCT Industrial Trust Inc.	835,748

	Office REITs – (28.41%)
18,600	Alexandria Real Estate Equities, Inc.	1,178,682
10,900	Boston Properties, Inc.	777,606
35,090	Corporate Office Properties Trust	1,324,998
22,200	Digital Realty Trust, Inc.	1,280,496
60,500	Douglas Emmett, Inc.	860,310
33,200	DuPont Fabros Technology Inc.	815,392
16,200	Highwoods Properties, Inc.	449,712

		6,687,196

	Residential REITs – (10.71%)
45,600	American Campus Communities, Inc.	1,244,424
9,890	Essex Property Trust, Inc.	964,671
16,300	UDR, Inc.	311,819

		2,520,914

	Retail REITs – (11.93%)
21,460	CBL & Associates Properties, Inc.	266,962
12,450	Federal Realty Investment Trust	874,862
23,600	Regency Centers Corp.	811,840
6,292	Simon Property Group, Inc.	508,079
9,160	Taubman Centers, Inc.	344,691

		2,806,434

	Specialized REITs – (8.50%)
60,583	Cogdell Spencer, Inc.	409,541
13,400	Entertainment Properties Trust	510,138
16,400	LaSalle Hotel Properties	337,348
15,820	Ventas, Inc.	742,749

		1,999,776

		16,097,920

Real Estate Management & Development – (4.95%)
	Real Estate Operating Companies – (4.95%)
102,980	Forest City Enterprises, Inc., Class A *	1,165,734

		17,263,654

	Total Financials	17,263,654

INDUSTRIALS – (2.74%)
Transportation – (2.74%)
21,700	Alexander & Baldwin, Inc.	646,226

	Total Industrials	646,226

TELECOMMUNICATION SERVICES – (7.57%)
12,300	American Tower Corp., Class A *	547,350
17,350	Crown Castle International Corp. *	646,461

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2010 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (CONTINUED)
17,300	SBA Communications Corp., Class A *	$588,373

	Total Telecommunication Services	1,782,184

	TOTAL COMMON STOCK – (Identified cost $19,867,470)	19,692,064

PREFERRED STOCK – (8.73%)
FINANCIALS – (8.73%)
Real Estate – (8.73%)
Real Estate Investment Trusts (REITs) – (8.73%)
	Industrial REITs – (1.14%)
11,900	AMB Property Corp., 6.75%, Series M	267,809

	Office REITs – (6.44%)
33,272	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	716,386
5,700	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	197,363
5,014	Digital Realty Trust, Inc., 8.50%, Series A	126,917
19,930	SL Green Realty Corp., 7.625%, Series C	475,380

		1,516,046

	Residential REITs – (0.40%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	93,312

	Retail REITs – (0.75%)
8,280	CBL & Associates Properties, Inc., 7.375%, Series D	176,799

	Total Financials	2,053,966

	TOTAL PREFERRED STOCK – (Identified cost $1,072,511)	2,053,966

CONVERTIBLE BONDS – (2.89%)
FINANCIALS – (2.89%)
Real Estate – (2.89%)
Real Estate Investment Trusts (REITs) – (2.52%)
	Office REITs – (2.52%)
$344,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	492,995
104,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	101,400

		594,395

Real Estate Management & Development – (0.37%)
	Real Estate Operating Companies – (0.37%)
80,000	Forest City Enterprises, Inc., 144A Conv. Sr. Notes, 5.00%, 10/15/16 (a)	86,000

	Total Financials	680,395

	TOTAL CONVERTIBLE BONDS – (Identified cost $526,520)	680,395

SHORT TERM INVESTMENTS – (4.54%)
189,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $189,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $192,780)	189,000
275,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $275,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $280,500)	275,000

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2010 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
$604,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $604,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $616,080)	$604,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,068,000)	1,068,000

	Total Investments – (99.82%) – (Identified cost $22,534,501) – (b)	23,494,425
	Other Assets Less Liabilities – (0.18%)	42,028

	Net Assets – (100.00%)	$23,536,453

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $680,395 or 2.89% of the Fund's net assets as of June 30, 2010.

(b)	Aggregate cost for federal income tax purposes is $23,958,696. At June 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$3,160,262
	Unrealized depreciation	(3,624,533)
	Net unrealized depreciation	$(464,271)

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2010 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$23,494,425
Cash	2,091
Receivables:
Capital stock sold	23
Dividends and interest	105,483
Investment securities sold	132,692
Prepaid expenses	211
Total assets	23,734,925
LIABILITIES:
Payables:
Capital stock redeemed	47,786
Investment securities purchased	117,025
Accrued management fee	14,497
Other accrued expenses	19,164
Total liabilities	198,472
NET ASSETS	$23,536,453
SHARES OUTSTANDING	3,077,925
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$7.65
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$3,078
Additional paid-in capital	37,261,446
Undistributed net investment income	166,647
Accumulated net realized losses from investments	(14,854,174)
Net unrealized appreciation on investments and foreign currency transactions	959,456
Net Assets	$23,536,453

*Including:
Cost of Investments	$22,534,501

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$397,403
Interest		19,307
Total income		416,710

Expenses:
Management fees (Note 3)	$66,468
Custodian fees	9,893
Transfer agent fees	2,815
Audit fees	9,000
Legal fees	420
Accounting fees (Note 3)	1,002
Reports to shareholders	2,000
Directors’ fees and expenses	5,638
Registration and filing fees	7
Miscellaneous	4,490
Total expenses		101,733
Expenses paid indirectly (Note 4)		(1)
Net expenses		101,732
	Net investment income	314,978

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from investment transactions		816,833
Net decrease in unrealized appreciation		(198,556)
Net realized and unrealized gain on investments and foreign currency transactions		618,277
Net increase in net assets resulting from operations		$933,255

*Net of foreign taxes withheld as follows		$395

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009

OPERATIONS:
Net investment income	$314,978	$523,044
Net realized gain (loss) from investments and foreign currency transactions	816,833	(12,772,190)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(198,556)	17,711,950
Net increase in net assets resulting from operations	933,255	5,462,804

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(155,619)	(513,936)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(807,536)	(713,924)
Total increase (decrease) in net assets	(29,900)	4,234,944

NET ASSETS:
Beginning of period	23,566,353	19,331,409
End of period*	$23,536,453	$23,566,353

*Including undistributed net investment income of	$166,647	$7,288

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund.  The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	$19,120,257	$197,363	$–	$19,317,620
Industrials	646,226	–	–	646,226
Telecommunication services	1,782,184	–	–	1,782,184
Convertible debt securities	–	680,395	–	680,395
Short-term securities	–	1,068,000	–	1,068,000
Total	$21,548,667	$1,945,758	$–	$23,494,425

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006.  At December 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2016	$2,585,000
12/31/2017	11,662,000
$14,247,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2010 were $6,777,818 and $6,023,100, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the six months ended June 30, 2010 amounted to $1,002.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $1 during the six months ended June 30, 2010.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2010, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended		Year ended
	June 30, 2010 (Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	183,797	$1,459,862	708,612	$4,050,873
Shares issued in reinvestment of distributions	19,501	155,619	102,105	513,936
	203,298	1,615,481	810,717	4,564,809
Shares redeemed	(312,081)	(2,423,017)	(956,040)	(5,278,733)
Net decrease	(108,783)	$(807,536)	(145,323)	$(713,924)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the six months ended June 30, 2010.

NOTE 7 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to June 30, 2010 and through the issuance of the financial statements, which required adjustments and/or additional disclosure.

15

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2010		Year ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.40		$5.80	$11.45	$20.43	$17.33	$16.80

Income (Loss) from Investment Operations:
Net Investment Income	0.10		0.16	0.19	0.42	0.34	0.30
Net Realized and Unrealized Gains (Losses)	0.20		1.60	(5.50)	(3.40)	5.58	1.86
Total from Investment Operations	0.30		1.76	(5.31)	(2.98)	5.92	2.16

Dividends and Distributions:
Dividends from Net Investment Income	(0.05)		(0.16)	(0.22)	(0.64)	(0.60)	(0.54)
Distributions from Realized Gains	–		–	(0.11)	(5.36)	(2.22)	(1.09)
Return of Capital	–		–	(0.01)	–	–	–
Total Dividends and Distributions	(0.05)		(0.16)	(0.34)	(6.00)	(2.82)	(1.63)
Net Asset Value, End of Period	$7.65		$7.40	$5.80	$11.45	$20.43	$17.33

Total Returna	4.03%		31.73%	(46.91)%	(15.48)%	34.37%	13.14%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,536		$23,566	$19,331	$49,548	$89,738	$64,556
Ratio of Expenses to Average Net Assets:
Gross	0.84	%b	0.98%	0.98%	0.88%	0.86%	0.87%
Netc	0.84	%b	0.98%	0.98%	0.87%	0.86%	0.87%
Ratio of Net Investment Income to Average Net Assets	2.61	%b	2.81%	1.84%	1.92%	1.63%	1.71%
Portfolio Turnover Rated	27%		70%	41%	49%	38%	28%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2010 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Real Estate Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

17

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

Effective July 1, 2009, Davis Advisors voluntarily and permanently reduced all management fee breakpoints above 0.55% to 0.55%. The former fee schedule for the Fund was a flat 0.75%.  The Fund now has a flat fee of 0.55%, resulting in a fee which the Independent Directors noted was both lower than under its previous schedule and lower than the average fees of its peer group as determined by an independent service provider.

The Independent Directors reviewed the fixed management fee for the Fund and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increased, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors noted that Davis Real Estate Portfolio had under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2010. The Independent Directors also noted that the Fund had taken on less risk, as measured by the standard deviation, than the Index over the one-, three-, and five-year time periods ended February 28, 2010. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the one-year time period and under-performed over the three-, five-, and ten-year time periods, all ended December 31, 2009. The Independent Directors noted that the Fund out-performed the Wilshire U.S. Real Estate Securities Index in 1 of the 6 rolling five calendar year time frames, and its peer group in 4 of the 6 rolling five calendar year time frames ended December 31, 2009. The Fund under-performed both the Index and its peers in the 1 rolling ten calendar year time frame ended December 31, 2009.

The Independent Directors also considered the total expense ratio for Davis Real Estate Portfolio, noting that the expenses were reasonable and within the range of the ratios of its peer group as determined by an independent service provider

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS REAL ESTATE PORTFOLIO	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

20

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10
Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*      Christopher C. Davis owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the Investment Company Act of 1940.

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

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DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

22

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 18, 2010

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: August 18, 2010